As filed with the U.S. Securities and Exchange Commission

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2020

Item 1. Reports to Stockholders.

Annual Report

May 31, 2020

AI Powered International Equity ETF

Ticker: AIIQ

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

AI Powered International Equity ETF

AI Powered International Equity ETF

Letter to Shareholders

(Unaudited)

To Our AIIQ Shareholders,

During this extremely difficult environment, nothing is more important to the EquBot Team than the health and safety of our investors.

Our sincerest thanks and appreciation to those who are working daily on the front lines as healthcare professionals and essential service operators. For those directly impacted by the virus through infection or separation from loved ones, our thoughts and prayers are with you.

The EquBot AI investment system allows for a unique view into the hardships faced across the globe resulting from the COVID-19 pandemic. Our AI platform continues to monitor hundreds of global clinical trials focused on battling COVID-19. While our generation has never faced a challenge of this magnitude, we see positive signs throughout the data that humanity will overcome this difficult time.

The EquBot AI platform still predicts above average market volatility for 2020 off the back of the uncertainty associated with reopening economies, while balancing the risk of a second wave of viral outbreaks. We realize the importance of this insight from an investment perspective, but hope our investors heed the warning signs and dangers associated with this global health risk.

The system has leveraged recent volatility to reposition the portfolio in a defensive manner while adding strategic risk in the technology and healthcare space. Again, more volatility can lead to more data and more data can lead to better AI predictions. Although there are still a lot of uncertainties going into the second half of 2020, we can say with certainty that there will be a record amount of data produced this year. AI will continue to be a critical tool to analyze data in this perpetually evolving environment on both the drug discovery and investment front. AIIQ continues to deliver benchmark beating performance for the reporting period, even in light of the challenging market conditions.

We believe that the ability to learn and consume more market data and produce a portfolio in an unbiased manner with AI will serve as a competitive advantage. We hope our investors will continue their disciplined data driven investment approaches and grow with us through this difficult time in 2020 and beyond.

As of 05/31/2020 performance for the reporting period for AIIQ NAV is 6.12%, AIIQ Market is 6.25% and for the benchmark, FTSE Developed All Cap ex USA Index, is -2.43%.

The FTSE Developed All Cap ex USA Index is a market-capitalization weighted index representing the performance of large, mid, and small size companies in developed markets excluding the USA. It is not possible to invest in an index.

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

AI Powered International Equity ETF

For a complete list of Fund holdings please see the schedule of investments in this report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Equbot Model to identify investment opportunities. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.

The AI Powered International Equity ETF is distributed by Quasar Distributors LLC, which is not affiliated with EquBot.

AI Powered International Equity ETF

Performance Summary

As of May 31, 2020 (Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 5, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Average Annual Returns
(For the Year Ended May 31, 2020)

	1 Year	Since Inception(1)
AI Powered International Equity ETF - NAV	6.12%	2.64%
AI Powered International Equity ETF - Market	6.25%	2.63%
FTSE Developed All Cap ex USA Index(2)(3)	-2.43%	-5.21%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2019 is 0.79%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is June 5, 2018.
(2)	Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The FTSE Developed All Cap ex USA Index is a market-capitalization weighted index that represents the performance of large, mid and small cap companies in Developed markets, excluding the USA.

AI Powered International Equity ETF

Portfolio Allocation

As of May 31, 2020 (Unaudited)

Sector (a)	Percentage of Net Assets
Information Technology	23.9%
Health Care	23.3
Materials	9.7
Consumer Staples	7.8
Industrials	7.6
Financials	7.1
Communication Services	6.3
Consumer Discretionary	5.6
Energy	4.1
Utilities	2.8
Other Assets in Excess of Liabilities	1.8
Total	100.0%

(a)	The Fund’s security classifications are defined by Fund management.

AI Powered International Equity ETF

Schedule of Investments

May 31, 2020

Shares	Security Description	Value
	COMMON STOCKS — 98.2%
	Argentina — 0.6%
149	Globant SA (a)	$20,891

	Australia — 3.7%
422	Atlassian Corporation plc - Class A (a)	78,197
4,167	Mesoblast, Ltd. - ADR (a)	53,463
1,176	National Australia Bank, Ltd. - ADR	6,903
		138,563
	Belgium — 1.1%
207	Galapagos NV - ADR (a)	41,975

	Canada — 31.8% (b)
1,570	Algonquin Power & Utilities Corporation	21,980
8,901	Auryn Resources, Inc. (a)	11,927
1,438	B2Gold Corporation	7,880
1,859	Ballard Power Systems, Inc. (a)	20,059
148	BCE, Inc.	6,138
4,649	BlackBerry, Ltd. (a)	21,571
1,131	Brookfield Asset Management, Inc. - Class A	35,468
2,196	CAE, Inc. (a)	33,006
430	Canada Goose Holdings, Inc. (a)	8,394
365	Canadian National Railway Company	31,404
1,443	Canadian Natural Resources, Ltd.	26,118
64	Canadian Pacific Railway, Ltd.	15,978
957	Canadian Solar, Inc. (a)	17,992
1,226	Canopy Growth Corporation (a)	21,558
630	Canopy Growth Corporation (a)	10,943
1,354	Cascades, Inc.	13,886
873	Celestica, Inc. (a)	5,919
16	Constellation Software, Inc.	18,188
651	Descartes Systems Group, Inc. (a)	30,981
1,000	Dollarama, Inc.	33,903
1,573	Eldorado Gold Corporation (a)	13,213
9,745	Enerplus Corporation	26,214
629	Fortis, Inc.	24,129
798	Gildan Activewear, Inc. (a)	11,100

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

May 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.2% (Continued)
	Canada — 31.8% (b) (Continued)
9,332	Hudbay Minerals, Inc.	$25,196
3,554	IAMGOLD Corporation (a)	13,292
900	Imperial Oil, Ltd.	14,058
8,368	IMV, Inc. (a)	24,686
1,265	Kirkland Lake Gold, Ltd.	48,653
1,550	MAG Silver Corporation (a)	19,329
1,187	Methanex Corporation	19,234
800	Northland Power, Inc.	18,500
2,158	Novagold Resources, Inc. (a)	20,630
486	Nutrien, Ltd.	16,524
1,183	Open Text Corporation	49,142
374	Pan American Silver Corporation	10,958
494	Restaurant Brands International, Inc.	26,953
122	Royal Bank of Canada	7,912
674	Seabridge Gold, Inc.	10,454
214	Shopify, Inc. - Class A (a)	162,169
1,157	SSR Mining, Inc. (a)	22,249
982	Sun Life Financial, Inc.	33,781
1,320	Suncor Energy, Inc.	22,598
10,586	SunOpta, Inc. (a)	49,591
545	TC Energy Corporation	24,530
1,060	Teck Resources, Ltd. - Class B	10,059
319	Thomson Reuters Corporation	21,488
5,491	Trilogy Metals, Inc.	10,323
351	Wheaton Precious Metals Corporation	15,093
573	Zymeworks, Inc. (a)	21,843
		1,187,194
	China — 0.6%
189	CNOOC, Ltd. - ADR	21,569

	Denmark — 2.7%
292	Ascendis Pharma AS - ADR (a)	42,483
276	Novo Nordisk AS - ADR	18,199
946	Zealand Pharma AS - ADR (a)	38,786
		99,468

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

May 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.2% (Continued)
	Finland — 0.3%
3,216	Nokia Oyj - ADR	$12,703

	France — 2.6%
2,830	Danone SA - ADR	38,714
715	Sanofi - ADR	35,114
2,132	Sequans Communications SA - ADR	10,916
471	Veolia Environnement SA - ADR	10,324
		95,068
	Germany — 6.3%
67	Allianz SE	12,109
408	BioNTech SE - ADR (a)	20,208
197	Fresenius Medical Care AG & Company KGaA - ADR	8,313
1,273	Infineon Technologies AG	26,645
719	SAP SE - ADR	92,104
677	Siemens AG	74,046
		233,425
	Ireland — 2.9%
59	Accenture plc - Class A	11,896
1,897	Amarin Corporation plc - ADR (a)	13,013
151	Jazz Pharmaceuticals plc (a)	18,017
175	Medtronic plc	17,252
468	Perrigo Company plc	25,632
238	Trane Technologies plc	21,470
		107,280
	Israel — 6.2%
1,020	AudioCodes, Ltd.	37,382
242	Camtek, Ltd. (a)	3,119
7,328	Cellcom Israel, Ltd. (a)	22,877
106	Check Point Software Technologies, Ltd. (a)	11,625
291	CyberArk Software, Ltd.	30,200
414	Elbit Systems, Ltd.	58,328
459	Nova Measuring Instruments, Ltd.	21,894
2,191	Partner Communications Company, Ltd. - ADR	8,720
1,619	Radware, Ltd. (a)	38,565
		232,710

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

May 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.2% (Continued)
	Italy — 1.3%
3,213	Enel SpA - ADR	$24,611
410	Eni SpA - ADR	7,462
4,427	Telecom Italia SpA - ADR	16,247
		48,320
	Japan — 10.9%
1,500	FUJIFILM Holdings Corporation	69,280
600	Hitachi, Ltd.	19,222
599	Honda Motor Company, Ltd. - ADR	15,604
705	LINE Corporation - ADR (a)	35,136
3,739	Mitsubishi UFJ Financial Group, Inc. - ADR	15,591
100	Nintendo Company, Ltd.	40,373
500	Nippon Telegraph & Telephone Corporation	11,331
631	ORIX Corporation - ADR	41,666
300	TDK Corporation	28,041
700	Tokio Marine Holdings, Inc.	30,299
795	Toyota Motor Corporation - ADR	100,178
		406,721
	Luxembourg — 0.9%
43	Eurofins Scientific SE	29,012
297	Tenaris SA - ADR	3,760
		32,772
	Netherlands — 3.4%
1,603	Akzo Nobel NV - ADR	44,115
231	Koninklijke Philips NV - NY	10,501
57	NXP Semiconductors NV	5,478
4,608	ProQR Therapeutics NV (a)	25,620
395	QIAGEN NV (a)	17,297
239	Royal Dutch Shell plc - ADR	7,636
578	Wright Medical Group NV (a)	17,080
		127,727
	New Zealand — 0.2%
577	Spark New Zealand, Ltd. - ADR	7,963

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

May 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.2% (Continued)
	Norway — 0.4%
938	Telenor ASA - ADR	$14,089

	Russia — 0.5%
496	Yandex NV - Class A (a)	19,954

	Singapore — 0.7%
377	DBS Group Holdings, Ltd. - ADR	20,630
136	United Overseas Bank, Ltd. - ADR	3,775
		24,405
	South Korea — 1.2%
723	SK Telecom Company, Ltd. - ADR	13,918
1,401	Woori Financial Group, Inc. - ADR	30,934
		44,852
	Spain — 0.4%
1,317	Banco Bilbao Vizcaya Argentaria SA - ADR	4,096
2,558	Telefonica SA - ADR	12,176
		16,272
	Sweden — 0.3%
932	Svenska Cellulosa AB SCA - ADR	11,646

	Switzerland — 5.9%
420	CRISPR Therapeutics AG (a)	27,124
33	Garmin, Ltd.	2,976
302	Logitech International SA	17,951
443	Nestle SA - ADR	47,857
277	Novartis AG - ADR	24,218
1,997	Roche Holding AG - ADR	86,569
541	STMicroelectronics NV - NY	13,444
		220,139
	United Kingdom — 10.3%
2,349	Adaptimmune Therapeutics plc - ADR (a)	26,004
1,605	Amcor plc	16,387
743	AstraZeneca plc - ADR	40,568

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

May 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.2% (Continued)
	United Kingdom — 10.3% (Continued)
3,155	Barclays plc - ADR	$17,857
583	British American Tobacco plc - ADR	23,367
902	Coca-Cola European Partners plc	34,005
300	Diageo plc - ADR	42,183
933	Fiat Chrysler Automobiles NV	8,248
795	GlaxoSmithKline plc - ADR	33,326
930	Imperial Brands plc - ADR	16,982
1,224	Liberty Global plc - Class C (a)	25,251
114	National Grid plc - ADR	6,512
1,230	Smith & Nephew plc - ADR	50,197
364	Unilever NV - NY	18,753
392	Unilever plc - ADR	21,188
18	Willis Towers Watson plc	3,652
		384,480
	United States — 3.0%
1,094	Flex, Ltd. (a)	10,623
204	Ingersoll Rand, Inc. (a)	5,753
888	Mylan NV (a)	15,158
468	Seagate Technology plc (a)	24,823
164	STERIS plc	27,206
12,101	VBI Vaccines, Inc. (a)	26,380
		109,943
	TOTAL COMMON STOCKS (Cost $3,524,318)	3,660,129

	TOTAL INVESTMENTS — 98.2% (Cost $3,524,318)	3,660,129
	Other Assets in Excess of Liabilities — 1.8%	68,558
	NET ASSETS — 100.0%	$3,728,687

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NY - New York Registry Shares
(a) Non-income producing security.
(b) To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statement of Assets and Liabilities

May 31, 2020

ASSETS
Investments in Securities, at Value*	$3,660,129
Receivable for Investment Securities Sold	124,170
Dividends and Interest Receivable	10,444
Total Assets	3,794,743

LIABILITIES
Due to Custodian	35,803
Payable for Investment Securities Purchased	27,891
Management Fees Payable	2,362
Total Liabilities	66,056

NET ASSETS	$3,728,687

NET ASSETS CONSIST OF:
Paid-in Capital	$4,015,493
Total Distributable Earnings/(Accumulated Deficit)	(286,806)
Net Assets	$3,728,687

Net Asset Value
Net Assets	$3,728,687
Shares Outstanding (a)	150,000
Net Asset Value, Offering and Redemption Price per Share	$24.86

* Identified Cost:
Investments in Securities	$3,524,318

(a)	No Par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statement of Operations

For the Year Ended May 31, 2020

INVESTMENT INCOME
Dividends*	$67,794
Interest	1,474
Total Investment Income	69,268

EXPENSES
Management Fees	31,838
Total Expenses	31,838
Net Investment Income (Loss)	37,430

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	(335,335)
Foreign Currency Transactions	(565)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Securities	265,668
Foreign Currency Translation	(15)
Net Realized and Unrealized Gain (Loss) on Investments	(70,247)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(32,817)

* Net of foreign withholding tax of	$9,281

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statements of Changes in Net Assets

	Year Ended May 31, 2020	Period Ended May 31, 2019(a)
OPERATIONS
Net Investment Income (Loss)	$37,430	$33,435
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(335,900)	49,890
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Translation	265,653	(129,828)
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,817)	(46,503)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(49,171)	(139,177)
Total Distributions	(49,171)	(139,177)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	1,358,735	3,742,405
Payments for Shares Redeemed	(1,104,785)	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	253,950	3,742,405
Net Increase (Decrease) in Net Assets	$171,962	$3,556,725

NET ASSETS
Beginning of Year/Period	$3,556,725	$—
End of Year/Period	$3,728,687	$3,556,725

(a)	Fund commenced operations on June 5, 2018. The information presented is for the period from June 5, 2018 to May 31, 2019.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	50,000	150,000
Shares Redeemed	(50,000)	—
Net Increase (Decrease)	—	150,000

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended May 31, 2020	Period Ended May 31, 2019(a)
Net Asset Value, Beginning of Year/Period	$23.71	$25.00

INCOME GAIN (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.23	0.23
Net Realized and Unrealized Gain (Loss) on Investments	1.25 (f)	(0.60)
Total from Investment Operations	1.48	(0.37)

DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income	0.33	(0.17)
Net Realized Gains	—	(0.75)
Total Distributions	0.33	(0.92)

Net Asset Value, End of Year/Period	$24.86	$23.71

Total Return	6.12%	-0.76	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Year/Period (000’s)	$3,729	$3,557

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.79%	0.79	%(d)
Net Investment Income (Loss) to Average Net Assets	0.93%	0.97	%(d)

Portfolio Turnover Rate (e)	114%	127	%(c)

(a)	Fund commenced operations on June 5, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)	Realized and unrealized gained (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Notes to Financial Statements

May 31, 2020

NOTE 1 – ORGANIZATION

AI Powered International Equity ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on June 5, 2018.

The end of the reporting period for the Fund is May 31, 2020, and the period covered by these Notes to Financial Statements is the fiscal year ended May 31, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2020 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2020 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,660,129	$—	$—	$3,660,129
Total Investments in Securities	$3,660,129	$—	$—	$3,660,129

^	See Schedule of Investments for breakout of investments by country.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.	Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2020 (Continued)

is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2020 (Continued)

Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in kind. During the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(19,138)	$19,138

During the current fiscal period, the Fund realized $19,138 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

J.	Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

K.	New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2020 (Continued)

fair value measurement disclosures. In general, the amendments in ASU 2018- 13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Equbot, Inc. (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.79% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2020 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $4,424,352 and $4,417,651, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $1,309,806 and $1,077,114, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at May 31, 2020 were as follows:

Tax cost of investments	$3,625,860
Gross tax unrealized appreciation	$440,782
Gross tax unrealized depreciation	(406,513)
Net tax unrealized appreciation (depreciation)	34,269
Undistributed ordinary income	30,111
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(351,186)
Distributable earnings (accumulated deficit)	$(286,806)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and the tax treatment of passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2020, the Fund did not elect to defer any post-October capital losses or late year ordinary losses.

At May 31, 2020, the Fund had a short-term capital loss carryforward of $273,864 and a long-term capital loss carryforward of $77,336. These amounts do not have expiration dates.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2020 (Continued)

The tax character of distributions paid by the Fund during the year/period ended May 31, 2020 and May 31, 2019, were as follows:

	Year Ended May 31, 2020	Period Ended May 31, 2019
Ordinary Income	$49,171	$139,177

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital share transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2020 (Continued)

NOTE 7 – PRINCIPAL RISKS

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

AI Powered International Equity ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of AI Powered International Equity ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AI Powered International Equity ETF (the “Fund”), a series of ETF Series Solutions, as of May 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 29, 2020

AI Powered International Equity ETF

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	46	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	46	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	46	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	46	None

AI Powered International Equity ETF

Trustees and Officers

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2016); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Gentile Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aiiqetf.com.

AI Powered International Equity ETF

Expense Example

For the Six-Months Ended May 31, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During the Period (1)
Actual	$ 1,000.00	$ 957.00	$3.87
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.05	$3.99

(1)	The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 183/366 to reflect the one-half year period.

AI Powered International Equity ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 21-22, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between EquBot, Inc. (“EquBot” or the “Adviser”) and the Trust, on behalf of the AI Powered International Equity ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser, Sub-Adviser, or their affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, the Adviser and the Sub-Adviser, along with representatives from other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. Additionally, representatives from the Adviser and Sub-Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s personnel and business. The Board then discussed the written materials and oral presentation that it had received, and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration

AI Powered International Equity ETF

Approval of Advisory Agreements and Board ConsiderationS

(Unaudited) (Continued)

form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s ownership, and the services provided by the Adviser.

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as an actively-managed fund.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended March 31, 2020. The Board compared the Fund’s performance to the Fund’s benchmark index, the FTSE Developed ex US All Cap Net Tax Index, and noted that the Fund had outperformed such benchmark since the Fund’s inception and slightly outperformed the benchmark for the one-year period. The Board also noted that for the one-year period ended January 31, 2020, the Fund had significantly outperformed its benchmark index and the median return for funds in the universe of Foreign Large Blend ETFs as reported by Morningstar (the “Category Peer Group”). The Board also considered that for the one-year period ended December 31, 2019, the Fund significantly outperformed the median return for its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board further noted that the Fund had less than two years of operating history, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for the Fund and compared the Fund’s expense ratio to those of the Category Peer Group and Selected Peer Group. The Board noted that the expense ratio for the Fund was significantly higher than the Category Peer Group and Selected Peer Group medians, but within the range of expense ratios for such groups. The Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost, passive ETFs, the peer group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and, if incurred, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. In

AI Powered International Equity ETF

Approval of Advisory Agreements and Board ConsiderationS

(Unaudited) (Continued)

this regard, the Board considered the Adviser’s financial resources and information provided by the Adviser’s CEO regarding the Adviser’s ability to raise capital if needed to support its management of the Fund and obligations under the “unified fee” arrangement. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Fund under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to the Fund. The Board noted the responsibilities that VIA has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund based on the analysis and investment recommendations from the Adviser; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to

AI Powered International Equity ETF

Approval of Advisory Agreements and Board ConsiderationS

(Unaudited) (Continued)

the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended March 31, 2020. The Board noted that the Fund’s performance was generally driven by the investment decisions of the Adviser, and consequently, the Fund’s performance was not a significant factor by which to judge the services provided by VIA. The Board compared the Fund’s performance to the Fund’s benchmark index, the FTSE Developed ex US All Cap Net Tax Index, and noted that the Fund had outperformed such benchmark since the Fund’s inception and slightly outperformed the benchmark for the one-year period. The Board further noted that the Fund had less than two years of operating history, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

Cost of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by EquBot to VIA for its services to the Fund. The Board considered that the fees paid to VIA are paid by EquBot and noted that the fee reflected an arm’s-length negotiation between EquBot and VIA. The Board also took into account an analysis of VIA’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that VIA might realize economies of scale in managing the Fund as assets grow in size and noted that the fee schedule includes breakpoints as assets grow in size. The Board further noted that because the Fund pays EquBot a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to EquBot, rather than to Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

AI Powered International Equity ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

AI Powered International Equity ETF

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended May 31, 2020, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 59.67%.

For corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the fiscal year ended May 31, 2020 was 1.36%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.aiiqetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aiiqetf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 will be available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

AI Powered International Equity ETF

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its the NAV of the Fund is available, without charge, on the Fund’s website at www.aiiqetf.com.

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Adviser

EquBot, Inc.
450 Townsend Street
San Francisco, California 94107

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

AI Powered International Equity ETF

Symbol – AIIQ
CUSIP – 26922A461

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2020	FYE 5/31/2019
Audit Fees	$15,000	$15,000
Audit-Related Fees	$0	$0
Tax Fees	$3,000	$3,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2020	FYE 5/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

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All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2020	FYE 5/31/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

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Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/06/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/06/2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	8/06/2020

*	Print the name and title of each signing officer under his or her signature.

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